Non-Controlling Interest in Consolidated Subsidiaries - Summarized Financial Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets	$ 11,247		$ 201,269		$ 230,718
Total non-current assets	24,704		483,579		506,782
Total current liabilities	6,665		118,413		136,723
Total non-current liabilities	12,950		259,248		265,660
Consolidated revenues	27,116	$ 556,261	492,966	$ 506,711
Consolidated comprehensive income for continuing operations	1,580	32,423	(3,458)	12,285
Net cash flow generated from operating activities for continuing operations	3,564	73,090	53,173	61,638
Net cash flows from (used in) investing activities, continuing operations	(2,252)	(46,175)	(31,367)	(14,131)
Net cash flows from (used in) financing activities, continuing operations	$ (1,804)	(36,989)	19,575	$ (38,434)
Coca-Cola FEMSA
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets			72,440		80,364
Total non-current assets			190,626		191,203
Total current liabilities			42,845		46,221
Total non-current liabilities			97,764		$ 97,774
Consolidated revenues		194,804	183,615
Consolidated net (loss) income for continuing operations		16,331	10,368
Consolidated comprehensive income for continuing operations		15,764	3,050
Net cash flow generated from operating activities for continuing operations		32,721	35,147
Net cash flows from (used in) investing activities, continuing operations		(9,547)	(10,508)
Net cash flows from (used in) financing activities, continuing operations		$ (20,263)	$ 417